EQUITY (Details) - EUR (€) € / shares in Units, € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Par value (in Euro per shares)	€ 0.01
Number of shares authorised	66,723,559
Number of shares outstanding	43,062,427
Total share capital amounts	€ 431	€ 431
Number of shares issued	44,135,963
Capital reserves	€ 114,980	€ 114,448
SCHMID Avaco Korea, Co. Ltd
Disclosure of classes of share capital [line items]
Number of shares held by entity or subsidiary	1,073,536